UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                             Name:    Thomas D. O'Malley, Jr.
                             Address: c/o PilotRock Investment Partners GP, LLC
                                      1700 East Putnam Avenue
                                      Old Greenwich, CT 06870

                             13F File Number: ______________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. O'Malley, Jr.
Title: Managing Member of PilotRock Investment Partners GP, LLC
Phone: (203) 698-8800

Signature,                           Place,                 and Date of Signing:


/s/ Thomas D. O'Malley, Jr.          Old Greenwich, CT      January 28, 2004
-----------------------------------  ----------------       --------------------

Report Type (Check only one.):
                                         |_|  13F HOLDINGS REPORT.
                                         |X|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
--------------------         ----

____________________         PilotRock Investment Partners GP, LLC